Unaudited Interim Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax recovery	$ 365	$ 1,178	$ 112	$ 878
Change in fair value of cash flow hedge, tax expense	(4,682)	(1,701)	(5,200)	(306)
Change in pension and other post-employment benefit, tax expense	$ (141)	$ 19	$ (50)	$ 56